FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Components of financing costs

		Years ended December 31,
	Notes	2018	2017
Interest expense		$2.7	$7.1
Credit facility fees		4.9	2.9
Accretion expense	17(a)	1.2	0.9
		$8.8	$10.9